PENSION AND OTHER POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2018
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Schedule of pension and other post-employment benefit liabilities

	Notes	2017	2018
Pension benefit and other post-employment benefit obligations
Pension benefit
The Company - funded	31a.i.a
Defined pension benefit obligation	31a.i.a.i	1,540	1,057
Additional pension benefit obligation	31a.i.a.ii	1,076	6
The Company - unfunded	31a.i.b	2,384	1,830
Telkomsel	31a.ii	1,839	1,541
Telkomsat		0	0
MD Media		0	0
Infomedia		0	—
Projected pension benefit obligations		6,839	4,434
Net periodic post-employment health care benefit	31b	2,419	195
Other post-employment benefit	31c	510	419
Obligation under the Labor Law	31d	427	507
Total		10,195	5,555

Schedule of net periodic pension benefit cost

	Notes	2016	2017	2018
Pension benefit cost
The Company - funded	31a.i.a
Defined pension benefit obligation	31a.i.a.i	608	557	511
Additional pension benefit obligation	31a.i.a.ii	—	657	69
The Company - unfunded	31a.i.b	279	239	198
Telkomsel	31a.ii	181	247	342
MD Media		0	0	0
Infomedia		0	0	0
Telkomsat		0	0	0
Total pension benefit cost	27	1,068	1,700	1,120
Net periodic post-employment health care benefit cost	27,31b	163	276	335
Other post-employment benefit cost	27,31c	48	42	32
Obligation under the Labor Law	27,31d	82	62	113
Total		1,361	2,080	1,600

Summary of amounts recognized in other comprehensive income (loss)

	Notes	2016	2017	2018
Defined benefit plan actuarial gain (losses)
The Company - funded	31a.i.a
Defined pension benefit obligation	31a.i.a.i	(492)	(1,154)	1,236
Additional pension benefit obligation	31a.i.a.ii	—	(419)	934
The Company - unfunded	31a.i.b	(119)	(100)	137
Telkomsel	31a.ii	(292)	(530)	514
MD Media		(1)	(2)	0
Infomedia		0	(1)	0
Telkomsat		0	0	0
Post-employment health care benefit cost	31b	(1,309)	(551)	2,559
Other post-employment benefit	31c	(20)	(40)	24
Obligation under the Labor Law	31d	(33)	(72)	14
Sub-total		(2,266)	(2,869)	5,418
Deferred tax effect at the applicable tax rates	30i	208	494	(598)
Defined benefit plan actuarial (losses) gain - net of tax		(2,058)	(2,375)	4,820

Schedule of the timing of benefits payments and weighted average duration of DBO

	Expected Benefits Payment
	The Company
	Funded				Post-employment	Other post-
	Defined pension	Additional pension			health care	employment
Time Period	benefit obligation	benefit obligation	Unfunded	Telkomsel	benefits	benefits
Within next 10 years	16,370	—	948	2,498	5,620	485
Within 10-20 years	20,349	—	160	7,880	6,913	91
Within 20-30 years	16,207	20	29	6,680	6,217	39
Within 30-40 years	9,400	38	9	1,580	3,193	3
Within 40-50 years	3,383	30	—	—	661	—
Within 50-60 years	644	50	—	—	22	—
Within 60-70 years	62	101	—	—	0	—
Within 70-80 years	2	—	—	—	—	—
Weighted average duration of DBO	9.11 years	9.11 years	3.97 years	10.58 years	17.41 years	3.13 years

Schedule of change in discount rate and rate of compensation would have effect on DBO

	Discount Rate		Rate of Compensation
	1% Increase	1% Decrease	1% Increase	1% Decrease
Sensitivity	Increase (decrease) in amounts		Increase (decrease) in amounts
Funded:
Defined pension benefit obligation	(1,568)	1,832	275	(286)
Additional pension benefit obligation	(2)	1	—	—
Unfunded	(41)	38	42	(45)
Telkomsel	(497)	562	294	(276)
Post-employment health care benefits	(1,428)	1,815	1,783	(1,508)
Other post-employment benefits	(12)	13	—	—

Pension benefit cost | Telkomsel
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Summary of amounts recognized in other comprehensive income (loss)

	2016	2017	2018
Actuarial (gain) losses recognised during the year due to:
Experience adjustments	32	(77)	192
Changes in financial assumptions	360	661	(774)
Return on plan assets (excluding amount included in net interest expense)	(100)	(54)	68
Net	292	530	(514)

Changes in value of pension benefit obligation

	2017	2018
Changes in projected pension benefit obligation
Projected pension benefit obligation at beginning of year	2,034	2,928
Charged to profit or loss:
Service costs	149	213
Net Interest costs	167	203
Actuarial losses (gain) recognised in OCI	584	(583)
Benefit paid	(6)	(27)
Projected pension benefit obligation at end of year	2,928	2,734
Changes in pension benefit plan assets
Fair value of plan assets at beginning of year	841	1,089
Interest income	69	74
Return on plan assets (excluding amount included in net interest expense)	54	(68)
Employer’s contributions	131	125
Benefit paid	(6)	(27)
Fair value of pension plan assets at end of year	1,089	1,193
Pension benefit obligation at end of year	1,839	1,541

Summary of movements of prepaid pension benefit cost

	2017	2018
Pension benefit obligation at beginning of year	1,193	1,839
Periodic pension benefit cost	247	342
Actuarial losses (gain) recognised in OCI	584	(583)
Return on plan assets (excluding amount included in net interest expense)	(54)	68
Employer’s contributions	(131)	(125)
Pension benefit obligation at end of year	1,839	1,541

Schedule of components of net periodic pension benefit cost

	2016	2017	2018
Service costs	107	149	213
Net interest costs	74	98	129
Total	181	247	342

Schedule of actuarial assumptions

	2016	2017	2018
Discount rate	8.25%	7.00%	8.25%
Rate of compensation increases	8.00%	8.00%	8.00%
Indonesian mortality table	2011	2011	2011

Pension benefit cost | The company | Defined pension benefit obligation
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Summary of amounts recognized in other comprehensive income (loss)

	2016	2017	2018
Actuarial losses (gain) recognised during the year due to:
Experience adjustments	70	163	329
Changes in demographic assumptions	140	—	—
Changes in financial assumptions	1,470	2,699	(3,020)
Return on plan assets (excluding amount included in net interest expense)	(1,188)	(1,708)	1,455
Net	492	1,154	(1,236)

Changes in value of pension benefit obligation

	2017	2018
Changes in projected pension benefit obligations
Projected pension benefit obligations at beginning of year	18,849	22,354
Charged to profit or loss:
Service costs	366	384
Past service cost - plan amendments	94	—
Interest costs	1,454	1,459
Pension plan participants’ contributions	41	38
Actuarial losses (gain) recognised in OCI	2,862	(2,691)
Pension benefits paid	(1,312)	(1,423)
Projected pension benefit obligations at end of year	22,354	20,121
Changes in pension benefit plan assets
Fair value of pension plan assets at beginning of year	19,046	20,814
Interest income	1,388	1,357
Return on plan assets (excluding amount included in net interest expense)	1,708	(1,455)
Pension plan participants’ contributions	41	38
Pension benefits paid	(1,312)	(1,423)
Provision of additional benefit	—	(205)
Plan administration cost	(57)	(62)
Fair value of pension plan assets at end of year	20,814	19,064
Projected pension benefit obligations at end of year	(1,540)	(1,057)

Summary of fair value of plan assets

	2017		2018
	Quoted in		Quoted in
	active market	Unquoted	active market	Unquoted
Cash and cash equivalents	1,481	—	873	—
Equity instruments:
Finance	1,463	—	1,456	—
Consumer goods	1,411	—	1,336	—
Infrastructure, utilities and transportation	656	—	530	—
Construction, property and real estate	363	—	199	—
Basic industry and chemical	115	—	124	—
Trading, service and investment	388	—	420	—
Mining	92	—	112	—
Agriculture	46	—	55	—
Miscellaneous industries	377	—	362	—
Equity-based mutual fund	1,233	—	1,336	—
Fixed income instruments:
Corporate bonds	—	5,428	—	5,267
Government bonds	6,968	—	6,166	—
Mutual funds	54	—	54	—
Non-public equity:
Direct placement	—	237	—	288
Property	—	188	—	178
Others	—	314	—	308
Total	14,647	6,167	13,023	6,041

Summary of movements of prepaid pension benefit cost

	2017	2018
Projected pension benefit obligations (prepaid pension benefit cost) at beginning of year	(197)	1,540
Net periodic pension benefit cost	583	548
Provision of additional pension benefit	—	205
Actuarial losses (gain) recognised in OCI	2,862	(2,691)
Return on plan assets (excluding amount included in net interest expense)	(1,708)	1,455
Projected pension benefit obligations at end of year	1,540	1,057

Schedule of components of net periodic pension benefit cost

	2016	2017	2018
Service costs	363	366	384
Past service cost - plan amendments	245	94	—
Plan administration cost	46	57	62
Net interest cost	(14)	66	102
Net periodic pension benefit cost	640	583	548
Amount charged to subsidiaries under contractual agreements	(32)	(26)	(37)
Net periodic pension benefit cost less cost charged to subsidiaries	608	557	511

Schedule of actuarial assumptions

	2016	2017	2018
Discount rate	8.00%	6.75%	8.25%
Rate of compensation increases	8.00%	8.00%	8.00%
Indonesian mortality table	2011	2011	2011

Pension benefit cost | The company | Additional pension benefit obligation
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Summary of amounts recognized in other comprehensive income (loss)

	2017	2018
Actuarial (gain) losses recognised during the year due to:
Experience adjustment	—	(773)
Changes in financial assumption	419	(175)
Return on plan assets (excluding amount included in net interest expense)	—	14
Total	419	(934)

Changes in value of pension benefit obligation

	2017	2018
Changes in projected pension benefit obligations
Projected pension benefit obligations at beginning of year	—	1,076
Charged to profit or loss:
Past service costs	657	—
Interest costs	—	69
Actuarial losses (gain) recognised in OCI	419	(948)
Pension benefits paid	—	(93)
Projected pension benefit obligations at end of year	1,076	104
Changes in pension benefit plan assets
Fair value of pension plan assets at beginning of year	—	—
Provision of additional benefit	—	205
Return of benefit plan assets	—	(14)
Pension benefits paid	—	(93)
Fair value of pension plan assets at end of year	—	98
Projected pension benefit obligations at end of year	(1,076)	(6)

As of December 31, 2018, there is no plan asset on additional pension benefits funds determined by management of Dapen with the approval of the Oversight Board.

Changes in additional pension benefit obligation for the years ended December 31, 2017 and 2018 are as follow:

	2017	2018
Additional pension benefit obligation at beginning of year	—	1,076
Past service cost	657	—
Interest costs	—	69
Provision of additional benefit	—	(205)
Actuarial loss (gain) recognised in OCI	419	(948)
Return on plan asset	—	14
Projected additional pension benefit obligation at end of year	1,076	6

Schedule of components of net periodic pension benefit cost

	2017	2018
Past service costs	657	—
Net interest costs	—	69
Pension benefit costs	657	69

Schedule of actuarial assumptions

	2017	2018
Rate of return on investment	9.50%-10.25%	9.30%-10.00%
Discount rate	6.75%	8.25%
Actuarial discount rate of pension fund	9.25-9.50%	9.25-9.50%
Rate of compensation increases	8.00%	8.00%
Indonesian mortality table	2011	2011

Pension benefit cost | The company | Unfunded Pension
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Summary of amounts recognized in other comprehensive income (loss)

	2016	2017	2018
Actuarial losses (gain) recognised during the year due to:
Experience adjustments	(9)	19	27
Changes in demographic assumptions	30	—	(21)
Changes in financial assumptions	98	81	(143)
Net	119	100	(137)

Changes in value of pension benefit obligation

	2017	2018
Unfunded projected pension benefit obligations at beginning of year	2,507	2,384
Charged to profit or loss:
Service costs	51	54
Net interest costs	188	144
Actuarial losses (gain) recognised in OCI	100	(137)
Benefits paid by employer	(462)	(615)
Unfunded projected pension benefit obligations at end of year	2,384	1,830

Schedule of components of net periodic pension benefit cost

	2016	2017	2018
Service costs	64	51	54
Net interest costs	215	188	144
Total periodic pension benefit cost	279	239	198

Schedule of actuarial assumptions

	2016	2017	2018
Discount rate	7.75%-8.00%	6.00%-6.75%	8.00%-8.25%
Rate of compensation increases	6.10%-8.00%	6.10%-8.00%	6.10%-8.00%
Indonesian mortality table	2011	2011	2011

Post-employment health care benefit cost
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Summary of amounts recognized in other comprehensive income (loss)

	2016	2017	2018
Actuarial losses (gain) recognised during the year due to:
Experience adjustments	26	(1,198)	(1,100)
Changes in demographic assumptions	66	—	—
Changes in financial assumptions	1,736	2,658	(2,541)
Return on plan assets (excluding amount included in net interest expense)	(519)	(909)	1,082
Net	1,309	551	(2,559)

Changes in value of pension benefit obligation

	2017	2018
Changes in projected post-employment health care benefit obligation
Projected post-employment health care benefit obligation at beginning of year	13,357	15,448
Charged to profit or loss:
Interest costs	1,115	1,102
Actuarial losses (gain) recognised in OCI	1,460	(3,641)
Post-employment health care benefits paid	(484)	(486)
Projected post-employment health care benefit obligation at end of year	15,448	12,423
Changes in post-employment health care benefit plan assets
Fair value of plan assets at beginning of year	11,765	13,029
Interest income	979	927
Return on plan assets (excluding amount included in net interest expense)	909	(1,082)
Post-employment health care benefits paid	(484)	(486)
Plan administration costs	(140)	(160)
Fair value of pension plan assets at end of year	13,029	12,228
Projected for post-employment health care benefit obligation - net	2,419	195

Summary of fair value of plan assets

	2017		2018
	Quoted in		Quoted in
	active market	Unquoted	active market	Unquoted
Cash and cash equivalents	1,354	—	1,115	—
Equity instruments:
Manufacturing and consumer	835	—	799	—
Finance industries	840	—	799	—
Construction	254	—	190	—
Infrastructure and telecommunication	350	—	332	—
Wholesale	137	—	177	—
Mining	65	—	77	—
Other Industries:
Services	38	—	60	—
Agriculture	35	—	32	—
Biotechnology and pharma industry	68	—	85	—
Others	1	—	3	—
Equity-based mutual funds	1,113	—	1,204	—
Fixed income instruments:
Fixed income mutual funds	7,642	—	7,020	—
Unlisted shares:
Private placement	—	297	—	335
Total	12,732	297	11,893	335

Summary of movements of prepaid pension benefit cost

	2017	2018
Projected post-employment health care benefit obligation at beginning of year	1,592	2,419
Net periodic post-employment health care benefit costs	276	335
Actuarial losses (gain) recognised in OCI	1,460	(3,641)
Return on plan assets (excluding amount included in net interest expense)	(909)	1,082
Projected post-employment health care benefit obligation at end of year	2,419	195

Schedule of components of net periodic pension benefit cost

	2016	2017	2018
Service costs	9	—	—
Plan administration costs	144	140	160
Net interest costs	12	136	175
Periodic post-employment health care benefit cost	165	276	335
Amounts charged to subsidiaries under contractual agreements	(2)	—	—
Net periodic post-employment health care benefit cost less cost charged to subsidiaries	163	276	335

Schedule of actuarial assumptions

	2016	2017	2018
Discount rate	8.50%	7.25%	8.75%
Health care costs trend rate assumed for next year	7.00%	7.00%	7.00%
Ultimate health care costs trend rate	7.00%	7.00%	7.00%
Year that the rate reaches the ultimate trend rate	2017	2018	2018
Indonesian mortality table	2011	2011	2011

Other post-employment benefit cost
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Summary of amounts recognized in other comprehensive income (loss)

	2016	2017	2018
Actuarial losses (gain) recognised during the year due to:
Experience adjustments	2	10	40
Changes in demographic assumptions	0	—	(34)
Changes in financial assumptions	18	30	(30)
Total	20	40	(24)

Summary of movements of prepaid pension benefit cost

	2017	2018
Projected other post-employment benefit obligations at beginning of year	502	510
Charged to profit or loss:
Service costs	6	6
Net interest costs	36	26
Actuarial losses (gain) recognised in OCI	40	(24)
Benefits paid by employer	(74)	(99)
Projected other post-employment benefits obligations at the end of year	510	419

Schedule of components of net periodic pension benefit cost

	2016	2017	2018
Service costs	7	6	6
Net interest costs	41	36	26
Total	48	42	32

Schedule of actuarial assumptions

	2016	2017	2018
Discount rate	7.75%	5.75%	8.00%
Indonesian mortality table	2011	2011	2011